Nuveen Large Cap Value Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Airlines – 2.3%
92,000	Southwest Airlines Co	$4,379,200
60,000	United Continental Holdings Inc, (2)	4,659,000
	Total Airlines	9,038,200
	Auto Components – 0.7%
217,000	Goodyear Tire & Rubber Co/The	2,909,970
	Automobiles – 1.3%
161,000	General Motors Co	5,367,740
	Banks – 8.7%
425,000	Bank of America Corp	11,305,000
10,000	CIT Group Inc	475,400
142,000	Citigroup Inc	8,825,300
72,000	JPMorgan Chase & Co	7,629,120
85,000	Popular Inc	4,437,850
45,000	Wells Fargo & Co	1,996,650
	Total Banks	34,669,320
	Biotechnology – 2.0%
24,000	Amgen Inc	4,000,800
18,000	Biogen Inc, (2)	3,947,220
	Total Biotechnology	7,948,020
	Capital Markets – 1.8%
32,000	Ameriprise Financial Inc	4,423,360
70,000	Morgan Stanley	2,848,300
	Total Capital Markets	7,271,660
	Chemicals – 1.0%
53,000	LyondellBasell Industries NV	3,935,250
	Communications Equipment – 2.9%
222,000	Cisco Systems Inc	11,550,660
	Consumer Finance – 2.1%
9,000	Credit Acceptance Corp, (2)	4,107,510
2,000	Discover Financial Services	149,100
322,000	Navient Corp	4,198,880
	Total Consumer Finance	8,455,490

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Containers & Packaging – 2.2%
77,000	Berry Global Group Inc, (2)	$3,620,540
105,000	International Paper Co	4,354,350
63,000	Owens-Illinois Inc	1,008,000
	Total Containers & Packaging	8,982,890
	Diversified Consumer Services – 1.0%
157,000	H&R Block Inc	4,121,250
	Diversified Financial Services – 0.7%
15,000	Berkshire Hathaway Inc, (2)	2,961,300
	Diversified Telecommunication Services – 5.3%
358,000	AT&T Inc	10,947,640
389,000	CenturyLink Inc	4,065,050
115,000	Verizon Communications Inc	6,250,250
	Total Diversified Telecommunication Services	21,262,940
	Electrical Equipment – 2.0%
31,000	Acuity Brands Inc	3,833,770
55,000	Regal Beloit Corp	3,998,500
	Total Electrical Equipment	7,832,270
	Electronic Equipment, Instruments & Components – 1.0%
156,000	Jabil Inc	3,836,040
	Entertainment – 2.3%
166,000	Viacom Inc	4,818,980
668,000	Zynga Inc, (2)	4,201,720
	Total Entertainment	9,020,700
	Food & Staples Retailing – 1.3%
201,000	Kroger Co/The	4,584,810
6,000	Walmart Inc	608,640
	Total Food & Staples Retailing	5,193,450
	Health Care Providers & Services – 4.0%
4,900	AmerisourceBergen Corp	381,514
104,000	Cardinal Health Inc	4,375,280
35,000	HCA Inc	4,233,600
40,000	McKesson Corp	4,885,600
14,000	Molina Healthcare Inc, (2)	1,991,640
	Total Health Care Providers & Services	15,867,634
	Household Durables – 3.1%
135,000	PulteGroup Inc	4,185,000
115,000	Toll Brothers Inc	3,998,550

Shares	Description (1)	Value
	Household Durables (continued)
35,000	Whirlpool Corp	$4,020,800
	Total Household Durables	12,204,350
	Household Products – 0.0%
1,000	Procter & Gamble Co/The	102,910
	Independent Power & Renewable Electricity Producers – 1.1%
269,000	AES Corp/VA	4,250,200
	Industrial Conglomerates – 0.3%
9,000	Carlisle Cos Inc	1,199,790
	Insurance – 4.7%
102,000	Aflac Inc	5,232,600
87,000	Assured Guaranty Ltd	3,555,690
73,000	Lincoln National Corp	4,339,850
119,000	MetLife Inc	5,498,990
	Total Insurance	18,627,130
	Internet & Direct Marketing Retail – 1.2%
134,000	eBay Inc	4,814,620
	IT Services – 1.1%
69,000	Booz Allen Hamilton Holding Corp	4,358,730
	Machinery – 6.8%
65,000	AGCO Corp	4,326,400
31,000	Cummins Inc	4,673,560
61,000	Oshkosh Corp	4,342,590
74,000	PACCAR Inc	4,870,680
30,000	Parker-Hannifin Corp	4,569,600
95,000	Timken Co/The	4,180,950
	Total Machinery	26,963,780
	Media – 4.7%
244,000	Comcast Corp	10,004,000
169,000	Discovery Inc, (2)	4,606,940
56,000	Omnicom Group Inc	4,332,160
	Total Media	18,943,100
	Metals & Mining – 3.2%
90,000	Nucor Corp	4,320,000
53,000	Reliance Steel & Aluminum Co	4,413,310
164,000	Steel Dynamics Inc	4,124,600
	Total Metals & Mining	12,857,910

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Multiline Retail – 1.0%
52,000	Target Corp	$4,183,400
	Oil, Gas & Consumable Fuels – 6.6%
2,000	ConocoPhillips	117,920
102,000	CONSOL Energy Inc, (2)	2,674,440
229,000	EQT Corp	4,190,700
988,000	Extraction Oil & Gas Inc, (2)	3,349,320
24,000	Exxon Mobil Corp	1,698,480
378,000	Gulfport Energy Corp, (2)	2,067,660
209,000	Parsley Energy Inc, (2)	3,726,470
474,000	Range Resources Corp	3,706,680
68,000	Valero Energy Corp	4,787,200
	Total Oil, Gas & Consumable Fuels	26,318,870
	Paper & Forest Products – 1.0%
99,000	Domtar Corp	4,162,950
	Personal Products – 0.9%
84,000	Herbalife Nutrition Ltd	3,509,520
	Pharmaceuticals – 1.9%
32,000	Jazz Pharmaceuticals PLC, (2)	4,017,600
11,000	Johnson & Johnson	1,442,650
29,000	Merck & Co Inc	2,297,090
	Total Pharmaceuticals	7,757,340
	Professional Services – 0.7%
31,000	ManpowerGroup Inc	2,651,120
	Real Estate Management & Development – 1.3%
95,000	CBRE Group Inc, (2)	4,341,500
6,000	Jones Lang LaSalle Inc	746,700
	Total Real Estate Management & Development	5,088,200
	Road & Rail – 3.5%
69,000	CSX Corp	5,138,430
44,000	Genesee & Wyoming Inc, (2)	4,189,680
28,000	Union Pacific Corp	4,669,840
	Total Road & Rail	13,997,950
	Semiconductors & Semiconductor Equipment – 3.1%
167,000	Intel Corp	7,354,680
56,000	NXP Semiconductors NV	4,936,960
	Total Semiconductors & Semiconductor Equipment	12,291,640

Shares	Description (1)	Value
	Software – 0.3%
8,000	VMware Inc, (2)	$1,415,840
	Specialty Retail – 5.1%
4,000	AutoZone Inc, (2)	4,108,440
68,000	Best Buy Co Inc	4,261,560
113,000	Dick's Sporting Goods Inc	3,899,630
99,000	Foot Locker Inc	3,895,650
50,000	Murphy USA Inc, (2)	4,013,000
	Total Specialty Retail	20,178,280
	Technology Hardware, Storage & Peripherals – 3.4%
67,000	Dell Technologies Inc, (2)	3,989,850
342,000	Hewlett Packard Enterprise Co	4,692,240
255,000	HP Inc	4,763,400
	Total Technology Hardware, Storage & Peripherals	13,445,490
	Trading Companies & Distributors – 0.2%
20,000	WESCO International Inc, (2)	936,600
	Wireless Telecommunication Services – 1.1%
148,000	Telephone & Data Systems Inc	4,263,880
	Total Long-Term Investments (cost $401,744,064)	394,748,384

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.9%
	REPURCHASE AGREEMENTS – 0.9%
$3,461	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/19, repurchase price $3,461,355, collateralized by $3,410,000 U.S. Treasury Notes, 2.750%, due 8/31/23, value $3,532,231	1.200%	6/03/19	$3,461,009
	Total Short-Term Investments (cost $3,461,009)			3,461,009
	Total Investments (cost $405,205,073) – 99.8%			398,209,393
	Other Assets Less Liabilities – 0.2%			797,688
	Net Assets – 100%			$399,007,081

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$394,748,384	$ —	$ —	$394,748,384
Short-Term Investments:
Repurchase Agreements	—	3,461,009	—	3,461,009
Total	$394,748,384	$3,461,009	$ —	$398,209,393

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Core Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Airlines – 2.1%
203,000	Southwest Airlines Co	$9,662,800
127,000	United Continental Holdings Inc, (2)	9,861,550
	Total Airlines	19,524,350
	Auto Components – 0.7%
483,000	Goodyear Tire & Rubber Co/The	6,477,030
	Automobiles – 1.1%
304,000	General Motors Co	10,135,360
	Banks – 3.2%
392,000	Bank of America Corp	10,427,200
231,000	Citigroup Inc	14,356,650
38,000	JPMorgan Chase & Co	4,026,480
	Total Banks	28,810,330
	Biotechnology – 6.8%
183,000	AbbVie Inc	14,037,930
48,000	Amgen Inc	8,001,600
52,000	Biogen Inc, (2)	11,403,080
130,000	Celgene Corp, (2)	12,192,700
383,000	Exelixis Inc, (2)	7,502,970
121,000	Incyte Corp, (2)	9,514,230
	Total Biotechnology	62,652,510
	Capital Markets – 2.1%
157,000	E*TRADE Financial Corp	7,033,600
34,000	Evercore Inc	2,625,820
123,000	LPL Financial Holdings Inc	9,867,060
	Total Capital Markets	19,526,480
	Chemicals – 1.5%
120,000	LyondellBasell Industries NV	8,910,000
230,000	Olin Corp	4,510,300
	Total Chemicals	13,420,300
	Communications Equipment – 1.6%
278,000	Cisco Systems Inc	14,464,340

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 0.5%
120,000	Arcosa Inc	$4,066,800
	Consumer Finance – 1.9%
21,000	Credit Acceptance Corp, (2)	9,584,190
626,000	Navient Corp	8,163,040
	Total Consumer Finance	17,747,230
	Containers & Packaging – 1.1%
207,000	Berry Global Group Inc, (2)	9,733,140
	Diversified Consumer Services – 1.1%
380,000	H&R Block Inc	9,975,000
	Diversified Financial Services – 0.5%
25,000	Berkshire Hathaway Inc, (2)	4,935,500
	Diversified Telecommunication Services – 1.3%
205,000	AT&T Inc	6,268,900
568,000	CenturyLink Inc	5,935,600
	Total Diversified Telecommunication Services	12,204,500
	Electrical Equipment – 1.9%
70,000	Acuity Brands Inc	8,656,900
120,000	Regal Beloit Corp	8,724,000
	Total Electrical Equipment	17,380,900
	Electronic Equipment, Instruments & Components – 0.9%
340,000	Jabil Inc	8,360,600
	Entertainment – 2.0%
307,000	Viacom Inc	8,912,210
1,514,000	Zynga Inc, (2)	9,523,060
	Total Entertainment	18,435,270
	Food & Staples Retailing – 1.0%
384,000	Kroger Co/The	8,759,040
	Health Care Providers & Services – 5.0%
129,000	AmerisourceBergen Corp	10,043,940
197,000	Cardinal Health Inc	8,287,790
81,000	HCA Inc	9,797,760
83,000	McKesson Corp	10,137,620
52,000	Molina Healthcare Inc, (2)	7,397,520
	Total Health Care Providers & Services	45,664,630
	Hotels, Restaurants & Leisure – 1.4%
170,000	Starbucks Corp	12,930,200

Shares	Description (1)	Value
	Household Durables – 1.0%
2,000	NVR Inc, (2)	$6,403,140
24,000	Whirlpool Corp	2,757,120
	Total Household Durables	9,160,260
	Industrial Conglomerates – 1.0%
70,000	Carlisle Cos Inc	9,331,700
	Insurance – 2.2%
158,000	Lincoln National Corp	9,393,100
229,000	MetLife Inc	10,582,090
	Total Insurance	19,975,190
	Interactive Media & Services – 5.3%
14,000	Alphabet Inc, (2)	15,491,000
36,000	Facebook Inc, (2)	6,388,920
44,000	IAC/InterActiveCorp	9,717,400
134,000	Match Group Inc, (2)	9,199,100
180,000	TripAdvisor Inc, (2)	7,608,600
	Total Interactive Media & Services	48,405,020
	Internet & Direct Marketing Retail – 4.0%
10,000	Amazoncom Inc, (2)	17,750,700
247,000	eBay Inc	8,874,710
88,000	Expedia Group Inc	10,120,000
	Total Internet & Direct Marketing Retail	36,745,410
	IT Services – 4.2%
158,000	Booz Allen Hamilton Holding Corp	9,980,860
39,000	FleetCor Technologies Inc, (2)	10,070,190
71,000	Mastercard Inc	17,855,790
6,000	Visa Inc	967,980
	Total IT Services	38,874,820
	Machinery – 6.5%
150,000	AGCO Corp	9,984,000
210,000	Allison Transmission Holdings Inc	8,691,900
75,000	Caterpillar Inc	8,985,750
67,000	Cummins Inc	10,100,920
132,000	Oshkosh Corp	9,397,080
159,000	PACCAR Inc	10,465,380
42,000	Timken Co/The	1,848,420
	Total Machinery	59,473,450
	Media – 3.2%
162,000	AMC Networks Inc, (2)	8,548,740

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Media (continued)
383,000	Comcast Corp	$15,703,000
69,000	Omnicom Group Inc	5,337,840
	Total Media	29,589,580
	Metals & Mining – 1.7%
177,000	Nucor Corp	8,496,000
281,000	Steel Dynamics Inc	7,067,150
	Total Metals & Mining	15,563,150
	Oil, Gas & Consumable Fuels – 5.0%
145,000	CONSOL Energy Inc, (2)	3,801,900
520,000	EQT Corp	9,516,000
2,751,000	Extraction Oil & Gas Inc, (2)	9,325,890
28,000	Exxon Mobil Corp	1,981,560
523,000	Gulfport Energy Corp, (2)	2,860,810
470,000	Parsley Energy Inc, (2)	8,380,100
1,208,000	Range Resources Corp	9,446,560
7,000	Valero Energy Corp	492,800
	Total Oil, Gas & Consumable Fuels	45,805,620
	Paper & Forest Products – 0.6%
134,000	Domtar Corp	5,634,700
	Personal Products – 1.2%
64,000	Estee Lauder Cos Inc/The	10,305,920
24,000	Herbalife Nutrition Ltd	1,002,720
	Total Personal Products	11,308,640
	Pharmaceuticals – 0.4%
31,000	Johnson & Johnson	4,065,650
	Professional Services – 0.9%
154,000	Robert Half International Inc	8,263,640
	Real Estate Management & Development – 1.9%
215,000	CBRE Group Inc, (2)	9,825,500
62,000	Jones Lang LaSalle Inc	7,715,900
	Total Real Estate Management & Development	17,541,400
	Road & Rail – 3.2%
84,000	CSX Corp	6,255,480
100,000	Genesee & Wyoming Inc, (2)	9,522,000
81,000	Union Pacific Corp	13,509,180
	Total Road & Rail	29,286,660

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 3.1%
57,000	Lam Research Corp	$9,952,770
116,000	NXP Semiconductors NV	10,226,560
450,000	ON Semiconductor Corp, (2)	7,992,000
	Total Semiconductors & Semiconductor Equipment	28,171,330
	Software – 4.8%
40,000	Intuit Inc	9,794,000
204,000	Microsoft Corp	25,230,720
50,000	VMware Inc, (2)	8,849,000
	Total Software	43,873,720
	Specialty Retail – 5.0%
10,000	AutoZone Inc, (2)	10,271,100
162,000	Foot Locker Inc	6,374,700
88,000	Murphy USA Inc, (2)	7,062,880
226,000	TJX Cos Inc/The	11,365,540
32,000	Ulta Beauty Inc, (2)	10,668,160
	Total Specialty Retail	45,742,380
	Technology Hardware, Storage & Peripherals – 5.1%
128,000	Apple Inc	22,408,960
149,000	Dell Technologies Inc, (2)	8,872,950
420,000	Hewlett Packard Enterprise Co	5,762,400
383,000	HP Inc	7,154,440
34,000	NetApp Inc	2,012,800
	Total Technology Hardware, Storage & Peripherals	46,211,550
	Trading Companies & Distributors – 0.5%
87,000	WESCO International Inc, (2)	4,074,210
	Wireless Telecommunication Services – 1.4%
316,000	Telephone & Data Systems Inc	9,103,960
88,000	United States Cellular Corp, (2)	3,832,400
	Total Wireless Telecommunication Services	12,936,360
	Total Long-Term Investments (cost $909,293,653)	915,237,950

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$2,568	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/19, repurchase price $2,567,974, collateralized by $2,530,000 U.S. Treasury Notes, 2.750%, due 8/31/23, value $2,620,688	1.200%	6/03/19	$2,567,717
	Total Short-Term Investments (cost $2,567,717)			2,567,717
	Total Investments (cost $911,861,370) – 100.2%			917,805,667
	Other Assets Less Liabilities – (0.2)%			(1,685,791)
	Net Assets – 100%			$916,119,876
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$915,237,950	$ —	$ —	$915,237,950
Short-Term Investments:
Repurchase Agreements	—	2,567,717	—	2,567,717
Total	$915,237,950	$2,567,717	$ —	$917,805,667

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Growth Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Airlines – 1.1%
79,000	Southwest Airlines Co	$3,760,400
	Biotechnology – 9.6%
80,000	AbbVie Inc	6,136,800
35,000	Amgen Inc	5,834,500
19,000	Biogen Inc, (2)	4,166,510
54,000	Celgene Corp, (2)	5,064,660
174,000	Exelixis Inc, (2)	3,408,660
47,000	Gilead Sciences Inc	2,925,750
49,000	Incyte Corp, (2)	3,852,870
	Total Biotechnology	31,389,750
	Building Products – 0.8%
31,000	Armstrong World Industries Inc	2,749,700
	Capital Markets – 4.0%
23,000	Ameriprise Financial Inc	3,179,290
73,000	E*TRADE Financial Corp	3,270,400
38,000	Evercore Inc	2,934,740
45,000	LPL Financial Holdings Inc	3,609,900
	Total Capital Markets	12,994,330
	Chemicals – 1.0%
43,000	LyondellBasell Industries NV	3,192,750
	Construction & Engineering – 0.1%
9,000	Quanta Services Inc	312,840
	Consumer Finance – 1.1%
8,000	Credit Acceptance Corp, (2)	3,651,120
	Containers & Packaging – 1.7%
50,000	Berry Global Group Inc, (2)	2,351,000
80,000	International Paper Co	3,317,600
	Total Containers & Packaging	5,668,600
	Diversified Consumer Services – 1.0%
126,000	H&R Block Inc	3,307,500

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 0.2%
26,000	Jabil Inc	$639,340
	Food & Staples Retailing – 0.6%
94,000	Kroger Co/The	2,144,140
	Health Care Providers & Services – 4.6%
49,000	AmerisourceBergen Corp	3,815,140
7,551	Cardinal Health Inc	317,670
32,000	HCA Inc	3,870,720
26,000	McKesson Corp	3,175,640
27,000	Molina Healthcare Inc, (2)	3,841,020
	Total Health Care Providers & Services	15,020,190
	Health Care Technology – 0.3%
6,000	Veeva Systems Inc, (2)	925,740
	Hotels, Restaurants & Leisure – 1.8%
76,000	Starbucks Corp	5,780,560
	Household Durables – 2.0%
1,000	NVR Inc, (2)	3,201,570
111,000	PulteGroup Inc	3,441,000
	Total Household Durables	6,642,570
	Industrial Conglomerates – 0.6%
11,344	Honeywell International Inc	1,863,933
	Interactive Media & Services – 7.8%
10,000	Alphabet Inc, (2)	11,065,000
23,000	Facebook Inc, (2)	4,081,810
17,000	IAC/InterActiveCorp	3,754,450
48,000	Match Group Inc, (2)	3,295,200
79,000	TripAdvisor Inc, (2)	3,339,330
	Total Interactive Media & Services	25,535,790
	Internet & Direct Marketing Retail – 6.0%
7,000	Amazoncom Inc, (2)	12,425,490
96,000	eBay Inc	3,449,280
33,000	Expedia Group Inc	3,795,000
	Total Internet & Direct Marketing Retail	19,669,770
	IT Services – 5.4%
60,000	Booz Allen Hamilton Holding Corp	3,790,200
15,000	FleetCor Technologies Inc, (2)	3,873,150
37,000	Mastercard Inc	9,305,130

Shares	Description (1)	Value
	IT Services (continued)
4,000	Visa Inc	$645,320
	Total IT Services	17,613,800
	Machinery – 3.2%
82,000	Allison Transmission Holdings Inc	3,393,980
24,000	Cummins Inc	3,618,240
22,000	Parker-Hannifin Corp	3,351,040
	Total Machinery	10,363,260
	Media – 3.1%
63,000	AMC Networks Inc, (2)	3,324,510
80,000	Comcast Corp	3,280,000
46,000	Omnicom Group Inc	3,558,560
	Total Media	10,163,070
	Metals & Mining – 1.0%
130,000	Steel Dynamics Inc	3,269,500
	Oil, Gas & Consumable Fuels – 2.3%
285,000	Antero Resources Corp, (2)	1,872,450
55,000	EQT Corp	1,006,500
245,000	Gulfport Energy Corp, (2)	1,340,150
185,000	Parsley Energy Inc, (2)	3,298,550
	Total Oil, Gas & Consumable Fuels	7,517,650
	Personal Products – 2.2%
27,000	Estee Lauder Cos Inc/The	4,347,810
72,000	Herbalife Nutrition Ltd	3,008,160
	Total Personal Products	7,355,970
	Pharmaceuticals – 1.0%
27,000	Jazz Pharmaceuticals PLC, (2)	3,389,850
	Professional Services – 1.0%
61,000	Robert Half International Inc	3,273,260
	Real Estate Management & Development – 1.1%
77,000	CBRE Group Inc, (2)	3,518,900
	Road & Rail – 4.2%
55,000	CSX Corp	4,095,850
36,000	Genesee & Wyoming Inc, (2)	3,427,920
37,000	Union Pacific Corp	6,170,860
	Total Road & Rail	13,694,630
	Semiconductors & Semiconductor Equipment – 5.0%
22,000	Lam Research Corp	3,841,420

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
111,000	Micron Technology Inc, (2)	$3,619,710
37,000	NXP Semiconductors NV	3,261,920
166,000	ON Semiconductor Corp, (2)	2,948,160
53,000	Versum Materials Inc	2,721,550
	Total Semiconductors & Semiconductor Equipment	16,392,760
	Software – 9.5%
22,000	Cadence Design Systems Inc, (2)	1,398,540
5,000	Fair Isaac Corp	1,479,500
19,000	Intuit Inc	4,652,150
163,000	Microsoft Corp	20,159,840
20,000	VMware Inc, (2)	3,539,600
	Total Software	31,229,630
	Specialty Retail – 7.6%
4,000	AutoZone Inc, (2)	4,108,440
53,000	Best Buy Co Inc	3,321,510
33,000	Foot Locker Inc	1,298,550
96,000	TJX Cos Inc/The	4,827,840
36,000	Tractor Supply Co	3,628,080
12,000	Ulta Beauty Inc, (2)	4,000,560
64,000	Williams-Sonoma Inc	3,744,000
	Total Specialty Retail	24,928,980
	Technology Hardware, Storage & Peripherals – 7.5%
106,000	Apple Inc	18,557,420
51,000	Dell Technologies Inc, (2)	3,037,050
50,000	NetApp Inc	2,960,000
	Total Technology Hardware, Storage & Peripherals	24,554,470
	Textiles, Apparel & Luxury Goods – 0.8%
15,000	Lululemon Athletica Inc, (2)	2,483,850
	Total Long-Term Investments (cost $270,759,117)	324,998,603

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.7%
	REPURCHASE AGREEMENTS – 0.7%
$2,256	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/19, repurchase price $2,256,707, collateralized by $2,225,000 U.S. Treasury Notes, 2.750%, due 8/31/23, value $2,304,755	1.200%	6/03/19	$2,256,481
	Total Short-Term Investments (cost $2,256,481)			2,256,481
	Total Investments (cost $273,015,598) – 99.9%			327,255,084
	Other Assets Less Liabilities – 0.1%			332,313
	Net Assets – 100%			$327,587,397
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$324,998,603	$ —	$ —	$324,998,603
Short-Term Investments:
Repurchase Agreements	—	2,256,481	—	2,256,481
Total	$324,998,603	$2,256,481	$ —	$327,255,084

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 81.6%
	COMMON STOCKS – 81.6%
	Airlines – 1.9%
125,000	Southwest Airlines Co	$5,950,000
79,000	United Continental Holdings Inc, (2)	6,134,350
	Total Airlines	12,084,350
	Auto Components – 0.7%
330,000	Goodyear Tire & Rubber Co/The	4,425,300
	Automobiles – 1.0%
177,000	General Motors Co	5,901,180
	Biotechnology – 5.1%
82,000	AbbVie Inc	6,290,220
30,000	Biogen Inc, (2)	6,578,700
67,000	Celgene Corp, (2)	6,283,930
315,000	Exelixis Inc, (2)	6,170,850
83,000	Incyte Corp, (2)	6,526,290
	Total Biotechnology	31,849,990
	Capital Markets – 2.5%
140,000	E*TRADE Financial Corp	6,272,000
105,000	Lazard Ltd	3,271,800
76,000	LPL Financial Holdings Inc	6,096,720
	Total Capital Markets	15,640,520
	Chemicals – 1.4%
73,000	LyondellBasell Industries NV	5,420,250
179,000	Olin Corp	3,510,190
	Total Chemicals	8,930,440
	Communications Equipment – 0.1%
17,000	Cisco Systems Inc	884,510
	Construction & Engineering – 1.0%
182,000	Arcosa Inc	6,167,980
	Consumer Finance – 2.0%
6,000	Ally Financial Inc	173,220
14,000	Credit Acceptance Corp, (2)	6,389,460
461,000	Navient Corp	6,011,440
	Total Consumer Finance	12,574,120

Shares	Description (1)	Value
	Containers & Packaging – 2.5%
136,000	Berry Global Group Inc, (2)	$6,394,720
144,000	International Paper Co	5,971,680
206,000	Owens-Illinois Inc	3,296,000
	Total Containers & Packaging	15,662,400
	Diversified Consumer Services – 1.1%
251,000	H&R Block Inc	6,588,750
	Diversified Telecommunication Services – 0.5%
323,000	CenturyLink Inc	3,375,350
	Electrical Equipment – 1.9%
46,000	Acuity Brands Inc	5,688,820
87,000	Regal Beloit Corp	6,324,900
	Total Electrical Equipment	12,013,720
	Electronic Equipment, Instruments & Components – 0.9%
219,000	Jabil Inc	5,385,210
	Entertainment – 2.0%
217,000	Viacom Inc	6,299,510
995,000	Zynga Inc, (2)	6,258,550
	Total Entertainment	12,558,060
	Food & Staples Retailing – 1.0%
274,000	Kroger Co/The	6,249,940
	Health Care Providers & Services – 4.2%
80,000	AmerisourceBergen Corp	6,228,800
145,000	Cardinal Health Inc	6,100,150
51,000	HCA Inc	6,168,960
7,000	McKesson Corp	854,980
46,000	Molina Healthcare Inc, (2)	6,543,960
	Total Health Care Providers & Services	25,896,850
	Hotels, Restaurants & Leisure – 1.1%
88,000	Starbucks Corp	6,693,280
	Household Durables – 1.4%
1,000	NVR Inc, (2)	3,201,570
49,000	Whirlpool Corp	5,629,120
	Total Household Durables	8,830,690
	Industrial Conglomerates – 1.0%
46,000	Carlisle Cos Inc	6,132,260

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Insurance – 2.4%
142,000	Assured Guaranty Ltd	$5,803,540
52,000	Lincoln National Corp	3,091,400
133,000	MetLife Inc	6,145,930
	Total Insurance	15,040,870
	Interactive Media & Services – 2.8%
28,000	IAC/InterActiveCorp	6,183,800
90,000	Match Group Inc, (2)	6,178,500
122,000	TripAdvisor Inc, (2)	5,156,940
	Total Interactive Media & Services	17,519,240
	Internet & Direct Marketing Retail – 2.1%
171,000	eBay Inc	6,144,030
58,000	Expedia Group Inc	6,670,000
	Total Internet & Direct Marketing Retail	12,814,030
	IT Services – 2.8%
100,000	Booz Allen Hamilton Holding Corp	6,317,000
19,000	FleetCor Technologies Inc, (2)	4,905,990
25,000	Mastercard Inc	6,287,250
	Total IT Services	17,510,240
	Machinery – 6.8%
98,000	AGCO Corp	6,522,880
151,000	Allison Transmission Holdings Inc	6,249,890
49,000	Caterpillar Inc	5,870,690
30,000	Cummins Inc	4,522,800
86,000	Oshkosh Corp	6,122,340
96,000	PACCAR Inc	6,318,720
3,000	Parker-Hannifin Corp	456,960
142,000	Timken Co/The	6,249,420
	Total Machinery	42,313,700
	Media – 4.0%
113,000	AMC Networks Inc, (2)	5,963,010
156,000	Comcast Corp	6,396,000
244,000	Discovery Inc, (2)	6,651,440
74,000	Omnicom Group Inc	5,724,640
	Total Media	24,735,090
	Metals & Mining – 3.0%
121,000	Nucor Corp	5,808,000
77,000	Reliance Steel & Aluminum Co	6,411,790
244,000	Steel Dynamics Inc	6,136,600
	Total Metals & Mining	18,356,390

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 4.2%
163,000	Antero Resources Corp, (2)	$1,070,910
342,000	EQT Corp	6,258,600
1,835,000	Extraction Oil & Gas Inc, (2)	6,220,650
161,000	Gulfport Energy Corp, (2)	880,670
316,000	Parsley Energy Inc, (2)	5,634,280
802,000	Range Resources Corp	6,271,640
	Total Oil, Gas & Consumable Fuels	26,336,750
	Paper & Forest Products – 1.0%
143,000	Domtar Corp	6,013,150
	Personal Products – 1.0%
38,000	Estee Lauder Cos Inc/The	6,119,140
	Pharmaceuticals – 1.0%
49,000	Jazz Pharmaceuticals PLC, (2)	6,151,950
	Professional Services – 1.4%
30,000	ManpowerGroup Inc	2,565,600
108,000	Robert Half International Inc	5,795,280
	Total Professional Services	8,360,880
	Real Estate Management & Development – 1.3%
141,000	CBRE Group Inc, (2)	6,443,700
12,000	Jones Lang LaSalle Inc	1,493,400
	Total Real Estate Management & Development	7,937,100
	Road & Rail – 1.4%
28,000	Genesee & Wyoming Inc, (2)	2,666,160
37,000	Union Pacific Corp	6,170,860
	Total Road & Rail	8,837,020
	Semiconductors & Semiconductor Equipment – 2.8%
35,000	Lam Research Corp	6,111,350
72,000	NXP Semiconductors NV	6,347,520
292,000	ON Semiconductor Corp, (2)	5,185,920
	Total Semiconductors & Semiconductor Equipment	17,644,790
	Software – 1.3%
9,000	Intuit Inc	2,203,650
32,000	VMware Inc, (2)	5,663,360
	Total Software	7,867,010
	Specialty Retail – 4.6%
99,000	Best Buy Co Inc	6,204,330
56,000	Dick's Sporting Goods Inc	1,932,560

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail (continued)
137,000	Foot Locker Inc	$5,390,950
26,000	Murphy USA Inc, (2)	2,086,760
123,000	TJX Cos Inc/The	6,185,670
20,000	Ulta Beauty Inc, (2)	6,667,600
	Total Specialty Retail	28,467,870
	Technology Hardware, Storage & Peripherals – 2.4%
98,000	Dell Technologies Inc, (2)	5,835,900
413,000	Hewlett Packard Enterprise Co	5,666,360
59,000	NetApp Inc	3,492,800
	Total Technology Hardware, Storage & Peripherals	14,995,060
	Wireless Telecommunication Services – 2.0%
221,000	Telephone & Data Systems Inc	6,367,010
144,000	United States Cellular Corp, (2)	6,271,200
	Total Wireless Telecommunication Services	12,638,210
	Total Long-Term Investments (cost $529,256,455)	507,503,390

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 17.4%
	REPURCHASE AGREEMENTS – 17.4%
$108,137	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/19, repurchase price $108,148,281, collateralized by $108,915,000 U.S. Treasury Notes, 2.625%, due 7/31/20, value $110,304,973	1.200%	6/03/19	$108,137,467
	Total Short-Term Investments (cost $108,137,467)			108,137,467
	Total Investments (cost $637,393,922) – 99.0%			615,640,857

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (75.1)% (3)
	Aerospace & Defense – (2.8)%
(263,000)	Arconic Inc	$(5,759,700)
(128,000)	BWX Technologies Inc	(5,957,120)
(17,000)	Lockheed Martin Corp	(5,755,180)
	Total Aerospace & Defense	(17,472,000)

Shares	Description (1)	Value
	Biotechnology – (4.4)%
(97,000)	Agios Pharmaceuticals Inc, (2)	$(4,478,490)
(70,000)	Alnylam Pharmaceuticals Inc, (2)	(4,726,400)
(19,000)	BioMarin Pharmaceutical Inc, (2)	(1,562,560)
(42,000)	Bluebird Bio Inc, (2)	(5,036,640)
(33,000)	Sage Therapeutics Inc, (2)	(5,671,710)
(50,000)	Sarepta Therapeutics Inc, (2)	(5,692,500)
	Total Biotechnology	(27,168,300)
	Capital Markets – (0.5)%
(661,000)	BGC Partners Inc	(3,106,700)
	Chemicals – (3.8)%
(89,000)	Albemarle Corp	(5,633,700)
(591,000)	Element Solutions Inc, (2)	(5,590,860)
(47,000)	International Flavors & Fragrances Inc	(6,364,740)
(81,000)	WR Grace & Co	(5,708,880)
	Total Chemicals	(23,298,180)
	Commercial Services & Supplies – (0.8)%
(112,000)	Stericycle Inc, (2)	(5,194,560)
	Containers & Packaging – (0.9)%
(448,000)	Graphic Packaging Holding Co	(5,824,000)
	Distributors – (0.8)%
(202,000)	LKQ Corp, (2)	(5,181,300)
	Electric Utilities – (1.2)%
(129,000)	Alliant Energy Corp	(6,122,340)
(19,000)	Eversource Energy	(1,402,960)
	Total Electric Utilities	(7,525,300)
	Electronic Equipment, Instruments & Components – (2.6)%
(80,000)	Cognex Corp	(3,248,000)
(43,000)	Coherent Inc, (2)	(4,731,290)
(45,000)	IPG Photonics Corp, (2)	(5,632,650)
(63,000)	Trimble Inc, (2)	(2,513,700)
	Total Electronic Equipment, Instruments & Components	(16,125,640)
	Energy Equipment & Services – (1.7)%
(242,000)	Halliburton Co	(5,152,180)
(838,000)	Transocean Ltd	(5,195,600)
	Total Energy Equipment & Services	(10,347,780)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Entertainment – (3.7)%
(125,000)	Activision Blizzard Inc	$(5,421,250)
(154,000)	Liberty Media Corp-Liberty Formula One, (2)	(5,748,820)
(421,000)	Lions Gate Entertainment Corp	(6,218,170)
(17,000)	Netflix Inc, (2)	(5,835,760)
	Total Entertainment	(23,224,000)
	Equity Real Estate Investment Trust – (0.9)%
(236,000)	Weyerhaeuser Co	(5,380,800)
	Food Products – (4.9)%
(38,000)	Archer-Daniels-Midland Co	(1,456,160)
(115,000)	Bunge Ltd	(6,013,350)
(215,000)	Conagra Brands Inc	(5,755,550)
(287,000)	Hain Celestial Group Inc/The, (2)	(5,851,930)
(142,000)	Hormel Foods Corp	(5,607,580)
(3,000)	Kellogg Co	(157,680)
(203,000)	Kraft Heinz Co/The	(5,612,950)
	Total Food Products	(30,455,200)
	Gas Utilities – (0.9)%
(57,000)	Atmos Energy Corp	(5,802,600)
	Health Care Equipment & Supplies – (5.1)%
(24,000)	ABIOMED Inc	(6,286,080)
(19,000)	Align Technology Inc	(5,402,650)
(85,000)	Cantel Medical Corp	(5,842,900)
(58,000)	Insulet Corp, (2)	(6,367,820)
(3,000)	Intuitive Surgical Inc, (2)	(1,394,550)
(43,000)	Penumbra Inc, (2)	(6,136,100)
	Total Health Care Equipment & Supplies	(31,430,100)
	Health Care Providers & Services – (1.0)%
(195,000)	Acadia Healthcare Co Inc, (2)	(6,282,900)
	Hotels, Restaurants & Leisure – (2.7)%
(112,000)	Carnival Corp	(5,733,280)
(445,000)	International Game Technology PLC	(5,785,000)
(46,000)	Wynn Resorts Ltd	(4,937,180)
	Total Hotels, Restaurants & Leisure	(16,455,460)
	Household Durables – (1.0)%
(44,000)	Mohawk Industries Inc, (2)	(5,964,200)

Shares	Description (1)	Value
	Household Products – (1.7)%
(136,000)	Energizer Holdings Inc	$(5,565,120)
(93,000)	Spectrum Brands Holdings Inc	(4,898,310)
	Total Household Products	(10,463,430)
	Industrial Conglomerates – (0.9)%
(606,000)	General Electric Co	(5,720,640)
	Insurance – (1.8)%
(120,000)	American International Group Inc	(6,128,400)
(28,000)	Brighthouse Financial Inc, (2)	(993,720)
(4,000)	Markel Corp, (2)	(4,235,480)
	Total Insurance	(11,357,600)
	Interactive Media & Services – (0.9)%
(132,000)	Zillow Group Inc, (2)	(5,678,640)
	Internet & Direct Marketing Retail – (1.0)%
(91,000)	GrubHub Inc, (2)	(5,928,650)
	IT Services – (1.9)%
(93,000)	Square Inc, (2)	(5,761,350)
(48,000)	Worldpay Inc, (2)	(5,838,720)
	Total IT Services	(11,600,070)
	Leisure Products – (1.5)%
(42,000)	Hasbro Inc	(3,995,880)
(556,000)	Mattel Inc	(5,476,600)
	Total Leisure Products	(9,472,480)
	Machinery – (1.8)%
(294,000)	Trinity Industries Inc	(5,668,320)
(370,000)	Welbilt Inc, (2)	(5,709,100)
	Total Machinery	(11,377,420)
	Marine – (0.9)%
(73,000)	Kirby Corp, (2)	(5,648,740)
	Media – (1.8)%
(98,000)	GCI Liberty Inc, (2)	(5,692,820)
(1,078,000)	Sirius XM Holdings Inc	(5,724,180)
	Total Media	(11,417,000)
	Multiline Retail – (0.4)%
(23,000)	Dollar Tree Inc, (2)	(2,336,570)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Multi-Utilities – (1.9)%
(211,000)	NiSource Inc	$(5,876,350)
(44,000)	Sempra Energy	(5,783,800)
	Total Multi-Utilities	(11,660,150)
	Oil, Gas & Consumable Fuels – (1.9)%
(156,000)	Targa Resources Corp	(5,999,760)
(219,000)	Williams Cos Inc/The	(5,777,220)
	Total Oil, Gas & Consumable Fuels	(11,776,980)
	Personal Products – (0.9)%
(443,000)	Coty Inc	(5,466,620)
	Pharmaceuticals – (0.6)%
(88,000)	Catalent Inc, (2)	(4,004,000)
	Professional Services – (1.9)%
(51,000)	Equifax Inc	(6,165,900)
(90,000)	TransUnion	(5,898,600)
	Total Professional Services	(12,064,500)
	Semiconductors & Semiconductor Equipment – (2.7)%
(105,000)	First Solar Inc, (2)	(6,094,200)
(62,000)	Microchip Technology Inc	(4,961,860)
(40,000)	NVIDIA Corp	(5,418,400)
	Total Semiconductors & Semiconductor Equipment	(16,474,460)
	Software – (4.3)%
(152,000)	2U Inc, (2)	(5,774,480)
(404,000)	FireEye Inc, (2)	(5,894,360)
(177,000)	Nutanix Inc, (2)	(4,968,390)
(54,000)	PTC Inc, (2)	(4,539,240)
(99,000)	RealPage Inc, (2)	(5,773,680)
	Total Software	(26,950,150)
	Specialty Retail – (2.8)%
(73,000)	CarMax Inc, (2)	(5,714,440)
(160,000)	Floor & Decor Holdings Inc, (2)	(5,683,200)
(64,000)	Tiffany & Co	(5,703,040)
	Total Specialty Retail	(17,100,680)
	Technology Hardware, Storage & Peripherals – (0.7)%
(275,000)	Pure Storage Inc, (2)	(4,361,500)

Shares	Description (1)	Value
	Trading Companies & Distributors – (1.8)%
(160,000)	Air Lease Corp	$(5,760,000)
(36,000)	Watsco Inc	(5,666,040)
	Total Trading Companies & Distributors	(11,426,040)
	Water Utilities – (1.3)%
(16,000)	American Water Works Co Inc	(1,808,320)
(164,000)	Aqua America Inc	(6,484,560)
	Total Water Utilities	(8,292,880)
	Total Common Stocks Sold Short (proceeds $479,485,993)	(466,818,220)
	Other Assets Less Liabilities – 76.1%	472,966,018
	Net Assets – 100%	$621,788,655
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$507,503,390	$ —	$ —	$507,503,390
Short-Term Investments:
Repurchase Agreements	—	108,137,467	—	108,137,467
Common Stocks Sold Short	(466,818,220)	—	—	(466,818,220)
Total	$40,685,170	$108,137,467	$ —	$148,822,637

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    May 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $98,916,491 have been pledged as collateral for Common Stocks Sold Short.